Expected Credit Losses on Financial Assets and Reconciliation of carrying amount - Expected credit losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	R$ 175,188
Expected credit loss, ending balance	269,347	R$ 175,188
Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	27,276	15,960
Increase / (Reversal)	43,543	20,502
Stage 1 to Stage 2	(8,334)	(7,214)
Stage 1 to Stage 3	(8,624)	(2,197)
Stage 2 to Stage 1	1,147	225
Stage 3 to Stage 1	0	0
Expected credit loss, ending balance	55,008	27,276
Stage 2
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	7,530	1,453
Increase / (Reversal)	(325)	(912)
Stage 1 to Stage 2	8,334	7,214
Stage 2 to Stage 1	(1,147)	(225)
Stage 2 to Stage 3	(5,308)	0
Stage 3 to Stage 2	0	0
Expected credit loss, ending balance	9,084	7,530
Stage 3
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	2,197	0
Increase / (Reversal)	(1,948)	0
Stage 1 to Stage 2		2,197
Stage 1 to Stage 3	8,624
Stage 2 to Stage 1		0
Stage 2 to Stage 3	5,308	0
Stage 3 to Stage 1	0
Stage 3 to Stage 2	0	0
Expected credit loss, ending balance	14,181	2,197
Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	37,003	17,413
Derecognition		0
Increase / (Reversal)	41,270	19,590
Expected credit loss, ending balance	78,273	37,003
Financial assets at fair value through other comprehensive income
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	7,527
Expected credit loss, ending balance	8,077	7,527
Financial assets at fair value through other comprehensive income | Securities
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	7,527
Expected credit loss, ending balance	8,077	7,527
Financial assets at fair value through other comprehensive income | Securities | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	7,527	8,855
Increase / (Reversal)	550	(1,328)
Stage 1 to Stage 2	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 to Stage 1	0	0
Expected credit loss, ending balance	8,077	7,527
Financial assets at fair value through other comprehensive income | Securities | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	7,527	8,855
Derecognition		0
Increase / (Reversal)	550	(1,328)
Expected credit loss, ending balance	8,077	7,527
Evaluated at amortized cost
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	166,647
Expected credit loss, ending balance	239,828	166,647
Evaluated at amortized cost | Securities
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	2,497
Expected credit loss, ending balance	2,924	2,497
Evaluated at amortized cost | Securities | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	2,497	1,087
Increase / (Reversal)	427	1,410
Stage 1 to Stage 2	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 to Stage 1	0	0
Expected credit loss, ending balance	2,924	2,497
Evaluated at amortized cost | Securities | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	2,497	1,087
Derecognition		0
Increase / (Reversal)	427	1,410
Expected credit loss, ending balance	2,924	2,497
Evaluated at amortized cost | Securities purchased under agreements to resell
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	2,569
Expected credit loss, ending balance	2,681	2,569
Evaluated at amortized cost | Securities purchased under agreements to resell | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	2,569	370
Increase / (Reversal)	112	2,199
Stage 1 to Stage 2	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 to Stage 1	0	0
Expected credit loss, ending balance	2,681	2,569
Evaluated at amortized cost | Securities purchased under agreements to resell | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	2,569	370
Derecognition		0
Increase / (Reversal)	112	2,199
Expected credit loss, ending balance	2,681	2,569
Evaluated at amortized cost | Loans and credit card operations
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	23,396
Expected credit loss, ending balance	43,149	23,396
Evaluated at amortized cost | Loans and credit card operations | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	13,957	5,648
Increase / (Reversal)	21,827	17,207
Stage 1 to Stage 2	(6,940)	(6,926)
Stage 1 to Stage 3	(8,624)	(2,197)
Stage 2 to Stage 1	1,092	225
Stage 3 to Stage 1	0	0
Expected credit loss, ending balance	21,312	13,957
Evaluated at amortized cost | Loans and credit card operations | Stage 2
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	7,242	1,453
Increase / (Reversal)	(127)	(912)
Stage 1 to Stage 2	6,940	6,926
Stage 2 to Stage 1	(1,091)	(225)
Stage 2 to Stage 3	(5,308)	0
Stage 3 to Stage 2	0	0
Expected credit loss, ending balance	7,656	7,242
Evaluated at amortized cost | Loans and credit card operations | Stage 3
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	2,197	0
Increase / (Reversal)	(1,948)	0
Stage 1 to Stage 2		2,197
Stage 1 to Stage 3	8,624
Stage 2 to Stage 1		0
Stage 2 to Stage 3	5,308	0
Stage 3 to Stage 1	0
Stage 3 to Stage 2	0	0
Expected credit loss, ending balance	14,181	2,197
Evaluated at amortized cost | Loans and credit card operations | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	23,396	7,101
Derecognition		0
Increase / (Reversal)	19,753	16,295
Expected credit loss, ending balance	43,149	23,396
On-balance exposures
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	174,174
Expected credit loss, ending balance	247,905	174,174
On-balance exposures | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	26,550	15,960
Increase / (Reversal)	22,916	19,488
Stage 1 to Stage 2	(6,940)	(6,926)
Stage 1 to Stage 3	(8,624)	(2,197)
Stage 2 to Stage 1	1,092	225
Stage 3 to Stage 1	0	0
Expected credit loss, ending balance	34,994	26,550
On-balance exposures | Stage 2
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	7,242	1,453
Increase / (Reversal)	(127)	(912)
Stage 1 to Stage 2	6,940	6,926
Stage 2 to Stage 1	(1,091)	(225)
Stage 2 to Stage 3	(5,308)	0
Stage 3 to Stage 2	0	0
Expected credit loss, ending balance	7,656	7,242
On-balance exposures | Stage 3
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	2,197	0
Increase / (Reversal)	(1,948)	0
Stage 1 to Stage 2		2,197
Stage 1 to Stage 3	8,624
Stage 2 to Stage 1		0
Stage 2 to Stage 3	5,308	0
Stage 3 to Stage 1	0
Stage 3 to Stage 2	0	0
Expected credit loss, ending balance	14,181	2,197
On-balance exposures | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	35,989	17,413
Derecognition		0
Increase / (Reversal)	20,842	18,576
Expected credit loss, ending balance	56,831	35,989
Off-balance exposures
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	1,014
Expected credit loss, ending balance	6,228	1,014
Off-balance exposures | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	726	0
Increase / (Reversal)	5,413	1,014
Stage 1 to Stage 2	(1,394)	(288)
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	55	0
Stage 3 to Stage 1	0	0
Expected credit loss, ending balance	4,800	726
Off-balance exposures | Stage 2
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	288	0
Increase / (Reversal)	(198)	0
Stage 1 to Stage 2	1,394	288
Stage 2 to Stage 1	(56)	0
Stage 2 to Stage 3	0	0
Stage 3 to Stage 2	0	0
Expected credit loss, ending balance	1,428	288
Off-balance exposures | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	1,014	0
Derecognition		0
Increase / (Reversal)	5,214	1,014
Expected credit loss, ending balance	6,228	1,014
Other off-balance exposures
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Expected credit loss, ending balance	15,214	0
Other off-balance exposures | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Increase / (Reversal)	15,214
Stage 1 to Stage 2	0
Stage 1 to Stage 3	0
Stage 2 to Stage 1	0
Stage 3 to Stage 1	0
Expected credit loss, ending balance	15,214	0
Other off-balance exposures | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Increase / (Reversal)	15,214
Expected credit loss, ending balance	R$ 15,214	R$ 0